Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cost of sales [Member]
Cost of sales
Cost of inventories, raw materials and production inputs			$ (14,065,067)
Salaries and benefits			(2,100,973)
Depreciation and amortization			(480,079)
Total Cost of sales			(16,646,119)
Selling [Member]
Cost of sales
Freight and selling expenses			(843,173)
Salaries and benefits			(254,592)
Depreciation and amortization			(18,412)
Advertising and marketing			(78,726)
Net impairment losses (recovery)			(2,684)
Commissions			(19,969)
Total selling			(1,217,556)
General and administrative [Member]
Cost of sales
Salaries and benefits			(285,377)
Fees, services held and general expenses			(153,566)
Depreciation and amortization			(44,351)
DOJ and Antitrust agreements			(700)
Donations and social programs	[1]		(3,591)
Total General and administrative			$ (487,585)
Statement of Income [Member] | Cost of sales [Member]
Cost of sales
Cost of inventories, raw materials and production inputs		$ (16,879,276)		$ (46,716,115)	$ (40,962,307)
Salaries and benefits		(2,225,800)		(6,480,401)	(6,187,989)
Depreciation and amortization		(519,461)		(1,495,117)	(1,447,022)
Total Cost of sales		(19,624,537)		(54,691,633)	(48,597,318)
Statement of Income [Member] | Selling [Member]
Cost of sales
Freight and selling expenses		(968,208)		(2,827,525)	(2,686,014)
Salaries and benefits		(145,822)		(421,103)	(415,795)
Depreciation and amortization		(21,080)		(58,228)	(46,127)
Advertising and marketing		(87,251)		(264,817)	(231,120)
Net impairment losses (recovery)		(8,378)		(14,268)	(6,929)
Commissions		(25,280)		(64,721)	(52,840)
Total selling		(1,256,019)		(3,650,662)	(3,438,825)
Statement of Income [Member] | General and administrative [Member]
Cost of sales
Salaries and benefits		(280,237)		(818,550)	(898,891)
Fees, services held and general expenses		(176,116)		(487,044)	(574,055)
Depreciation and amortization		(43,478)		(131,512)	(140,471)
DOJ and Antitrust agreements		(10,082)		(143,720)	(80,977)
Donations and social programs	[1]	(3,824)		(11,621)	(18,171)
Total General and administrative		$ (513,737)		$ (1,592,447)	$ (1,712,565)

[1]	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the indirect subsidiary JBS S.A. is present and donations to Fundo JBS pela Amazônia.